PGIM Real Estate Income Fund Expense Example, No Redemption - PGIM Real Estate Income Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 680
Expense Example, No Redemption, 3 Years	1,207
Expense Example, No Redemption, 5 Years	1,760
Expense Example, No Redemption, 10 Years	3,261
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	1,623
Expense Example, No Redemption, 5 Years	2,978
Expense Example, No Redemption, 10 Years	5,391
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,633
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	637
Expense Example, No Redemption, 10 Years	$ 1,414